Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Class B Ordinary Shares (Founder Shares)

On August 16, 2021, the Sponsor purchased 2,875,000 founder shares for an aggregate purchase price of $25,000. The number of founder shares equaled, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering.

On September 7, 2021, the Sponsor transferred 5,000 ordinary shares to Cu Seng Kiu, our Chief Financial Officer, and 2,500 ordinary shares to each of Li Sin Tan, our former independent director, Kok Seong Wong and Chong Kwang Fock. Following Ms. Tan’s resignation, the 2,500 ordinary shares were assigned to Ms. Doris Wong Sing Ee, leaving 2,862,500 founder shares held by our Sponsor.

ENERGEM CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On August 6, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, to be used for payment of costs related to the Proposed Offering. The note is non-interest bearing and payable on the earlier of (i) December 31, 2021, or (ii) the consummation of the Proposed Offering. As of September 30, 2023 and December 31, 2022, the outstanding balance under the promissory note was $88,542

On November 1, 2022, the Sponsor and the Company entered into a Working Capital Loan and Extension Agreement, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000 to fund the monthly extension payments (up to fifteen (15) one-month extensions) through February 18, 2024 pursuant to the First Extended Termination Date by up to six (6) one-month extensions to February 18, 2024 (the “Second Extension Amendment Proposal”). As of September 30, 2023 the outstanding balance under Working Capital Loan and Extension Agreement was $877,193. There was no outstanding balance as of December 31, 2022.

Related Party Loans

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Placement Units at a price of $10.00 per Unit. If a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

No compensation of any kind, including any finder’s fee, reimbursement, consulting fee or monies in respect of any payment of a loan, will be paid by us to our sponsor, officers or directors or any affiliate of our sponsor, officers or directors prior to, or in connection with any services rendered to effectuate, the consummation of an initial business combination (regardless of the type of transaction that it is). However, these individuals will be reimbursed for any out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Our audit committee will review on a quarterly basis all payments that were made to our sponsor, officers, directors or our or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf. As of September 30, 2023, there was $334,557 borrowed under Working Capital Loan. There were no borrowings at December 31, 2022 under the Working Capital Loan.

ENERGEM CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Administrative Support Agreement

Commencing on the date of the prospectus and until completion of the Company’s Business Combination or liquidation, the Company may reimburse Energem LLC, the Sponsor, up to an amount of $10,000 per month for office space, secretarial and administrative support. The administrative expense was $30,000 for the three month periods ended September 30, 2023 and 2022. The administrative expense was $90,000 for the nine month period ended September 30, 2023 and 2022.

Note 5 — Related Party Transactions

Class B Ordinary Shares (Founder Shares)

On August 16, 2021, the Sponsor purchased 2,875,000 founder shares for an aggregate purchase price of $25,000. The number of founder shares equaled, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering.

On September 7, 2021, the Sponsor transferred 5,000 ordinary shares to Cu Seng Kiu, our Chief Financial Officer, and 2,500 ordinary shares to each of Li Sin Tan, our former independent director, Kok Seong Wong and Chong Kwang Fock. Following Ms. Tan’s resignation, the 2,500 ordinary shares were assigned to Ms. Doris Wong Sing Ee, leaving 2,862,500 founder shares held by our Sponsor.

The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On August 6, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, to be used for payment of costs related to the Proposed Offering. The note is non-interest bearing and payable on the earlier of (i) December 31, 2021, or (ii) the consummation of the Proposed Offering. As of December 31, 2022, the Company had borrowed $88,542 under the promissory note with our sponsor.

Related Party Loans

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Placement Units at a price of $10.00 per Unit. If a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

No compensation of any kind, including any finder’s fee, reimbursement, consulting fee or monies in respect of any payment of a loan, will be paid by us to our sponsor, officers or directors or any affiliate of our sponsor, officers or directors prior to, or in connection with any services rendered to effectuate, the consummation of an initial business combination (regardless of the type of transaction that it is). However, these individuals will be reimbursed for any out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Our audit committee will review on a quarterly basis all payments that were made to our sponsor, officers, directors or our or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

ENERGEM CORP.

NOTES TO AUDITED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Administrative Support Agreement

Commencing on the date of the prospectus and until completion of the Company’s Business Combination or liquidation, the Company may reimburse Energem LLC, the Sponsor, up to an amount of $10,000 per month for office space, secretarial and administrative support.